Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	$6,406